Derivative Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments
Derivative Instruments

Note 7. — Derivative Instruments

The mortgage lending operation enters into IRLCs with prospective borrowers to originate mortgage loans at a specified interest rate and Hedging Instruments and forward delivery loan commitments to hedge the fair value changes associated with changes in interest rates relating to its mortgage loan origination operations. The fair value of IRLCs, Hedging Instruments and forward delivery loan commitments related to mortgage loan origination are included in other assets or liabilities in the consolidated balance sheets. As of December 31, 2021, the estimated fair value of IRLCs was an asset of $3.1 million while Hedging Instruments were a liability of $55 thousand. As of December 31, 2020, the estimated fair value of IRLCs was an asset of $7.3 million while Hedging Instruments were a liability of $143 thousand. At December 31, 2021, there were no forward delivery commitments accounted for as derivate instruments as the forward delivery commitments had no pair-off mechanism. At December 31, 2020, forward delivery commitments had no fair value as they were marked within LHFS to the price of the trades.

The following table includes information for the derivative assets and liabilities, lending for the periods presented:

			Total Gains (Losses)
	Notional Amount		For the Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2021	2020
Derivative – IRLC’s(1)	$255,150	$450,913	$(4,164)	$(516)
Derivative – TBA MBS(1)	102,000	45,000	2,022	(10,531)
Derivative – Forward delivery loan commitment(2)	—	20,000	—	—
(1)	Amounts included in gain on sale of loans, net within the accompanying consolidated statements of operations and comprehensive loss.
(2)

As of December 31, 2021, there were no forward delivery loan commitments accounted for as derivative instruments. As of December 31, 2020, $20.0 million in mortgage loans had been allocated to forward delivery loan commitments and were recorded at fair value within LHFS in the accompanying consolidated balance sheets.